Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
1
July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 34.8%
Banks — 11.5%
$ 247,000 Bank of America Corp.,
(SOFR RATE + 1.630%),
5.20%, 04/25/29(a) ......... $ 251,605
102,000 Bank of Montreal, Series H, MTN,
4.70%, 09/14/27 ........... 102,593
137,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 1.026%),
4.95%, 04/26/27(a) ......... 137,422
1,000,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 0.680%),
4.44%, 06/09/28(a) ......... 1,001,943
500,000 Barclays Plc,
(SOFR RATE + 0.960%),
5.09%, 02/25/29(a) ......... 505,635
500,000 BNP Paribas SA,
(SOFR RATE + 1.450%),
4.79%, 05/09/29(a)(b) ....... 501,852
400,000 Citibank NA,
4.93%, 08/06/26 ........... 401,889
672,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3.67%, 07/24/28(a) ......... 660,926
500,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 525,494
640,000 Goldman Sachs Bank USA,
(SOFR RATE + 0.750%),
5.41%, 05/21/27(a) ......... 643,757
999,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 936,118
657,000 Morgan Stanley,
(SOFR RATE + 1.295%),
5.05%, 01/28/27(a) ......... 658,198
500,000 Morgan Stanley Private Bank NA,
(SOFR RATE + 1.080%),
4.73%, 07/18/31(a) ......... 502,254
800,000 PNC Bank NA,
(SOFR RATE + 0.504%),
4.78%, 01/15/27(a) ......... 800,343
500,000 Royal Bank of Canada GMTN,
(SOFR Index + 0.810%),
4.72%, 03/27/28(a) ......... 501,913
952,000 Sumitomo Mitsui Financial Group,
Inc.,
2.63%, 07/14/26 ........... 936,194
Principal
Amount Value
Banks (continued)
$ 87,000 Toronto-Dominion Bank (The)
GMTN,
5.53%, 07/17/26 ........... $ 87,878
850,000 UBS AG,
(SOFR RATE + 0.720%),
4.86%, 01/10/28(a) ......... 855,343
650,000 US Bank NA,
(SOFR RATE + 0.690%),
4.51%, 10/22/27(a) ......... 649,724
420,000 Wells Fargo & Co. GMTN,
(SOFR RATE + 1.070%),
5.71%, 04/22/28(a) ......... 428,191
11,089,272
Consumer Discretionary — 2.7%
92,000 American Honda Finance Corp.
GMTN,
(SOFR RATE + 0.770%),
5.12%, 03/12/27(a) ......... 92,121
87,000 Clorox Co. (The),
3.90%, 05/15/28 ........... 86,043
877,000 General Motors Financial Co., Inc.,
5.40%, 05/08/27 ........... 888,436
500,000 Hyundai Capital America,
4.90%, 06/23/28(b) ......... 502,288
400,000 Marriott International, Inc.,
5.55%, 10/15/28 ........... 412,859
218,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 219,372
400,000 Toyota Motor Credit Corp. GMTN,
4.55%, 08/07/26 ........... 400,533
2,601,652
Consumer Staples — 0.5%
117,000 Keurig Dr Pepper, Inc.,
(SOFR Index + 0.880%),
5.23%, 03/15/27(a) ......... 117,685
250,000 Mars, Inc.,
4.45%, 03/01/27(b) ......... 250,350
112,000 Sysco Corp.,
3.75%, 10/01/25 ........... 111,808
479,843
Energy — 1.7%
114,000 BP Capital Markets America, Inc.,
3.94%, 09/21/28 ........... 112,625
113,000 Enbridge, Inc.,
6.00%, 11/15/28 ........... 118,273
627,000 Energy Transfer LP,
4.95%, 06/15/28 ........... 633,520

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
2
July 31, 2025
(Unaudited)
Principal
Amount Value
Energy (continued)
$ 575,000 Pioneer Natural Resources Co.,
1.90%, 08/15/30 ........... $ 509,208
237,000 Williams Cos., Inc. (The),
5.40%, 03/02/26 ........... 238,089
1,611,715
Financial Services — 5.3%
950,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust,
6.10%, 01/15/27 ........... 968,034
247,000 Air Lease Corp.,
5.85%, 12/15/27 ........... 254,219
152,000 American Express Co.,
(SOFR RATE + 1.000%),
5.10%, 02/16/28(a) ......... 153,391
500,000 Arthur J Gallagher & Co.,
4.60%, 12/15/27 ........... 501,714
641,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5.47%, 02/01/29(a) ......... 654,635
151,000 Corebridge Financial, Inc.,
3.65%, 04/05/27 ........... 148,761
500,000 Corebridge Global Funding,
4.90%, 01/07/28(b) ......... 505,947
500,000 Lincoln Financial Global Funding,
4.63%, 05/28/28(b) ......... 501,006
400,000 New York Life Global Funding MTN,
3.90%, 10/01/27(b) ......... 396,668
1,000,000 PayPal Holdings, Inc.,
4.45%, 03/06/28 ........... 1,004,914
5,089,289
Health Care — 1.3%
87,000 Cigna Group (The),
4.50%, 02/25/26 ........... 86,925
259,000 CVS Health Corp.,
1.30%, 08/21/27 ........... 242,456
667,000 HCA, Inc.,
5.38%, 09/01/26 ........... 669,783
87,000 Pfizer Investment Enterprises Pte Ltd.,
4.45%, 05/19/28 ........... 87,339
92,000 Zimmer Biomet Holdings, Inc.,
3.05%, 01/15/26 ........... 91,344
87,000 Zoetis, Inc.,
5.40%, 11/14/25 ........... 87,123
1,264,970
Industrials — 2.7%
400,000 Caterpillar Financial Services Corp.,
4.40%, 10/15/27 ........... 401,880
Principal
Amount Value
Industrials (continued)
$ 627,000 L3Harris Technologies, Inc.,
5.40%, 01/15/27 ........... $ 634,732
87,000 Ryder System, Inc. MTN,
5.30%, 03/15/27 ........... 87,974
1,000,000 Uber Technologies, Inc.,
4.50%, 08/15/29(b) ......... 989,297
500,000 Union Pacific Corp.,
3.95%, 09/10/28 ........... 495,743
2,609,626
Information Technology — 3.9%
1,000,000 Advanced Micro Devices, Inc.,
4.21%, 09/24/26 ........... 999,981
900,000 Broadcom, Inc.,
5.05%, 07/12/27 ........... 910,709
102,000 Fiserv, Inc.,
5.15%, 03/15/27 ........... 102,986
1,000,000 Microchip Technology, Inc.,
4.90%, 03/15/28 ........... 1,008,297
750,000 Oracle Corp.,
1.65%, 03/25/26 ........... 735,295
3,757,268
Materials — 0.4%
170,000 Glencore Funding LLC,
5.34%, 04/04/27(b) ......... 171,920
200,000 Owens Corning,
5.50%, 06/15/27 ........... 203,417
375,337
Real Estate — 1.6%
800,000 Brixmor Operating Partnership LP
REIT,
3.90%, 03/15/27 ........... 791,806
750,000 Equinix , Inc. REIT,
1.00%, 09/15/25 ........... 746,301
1,538,107
Telecommunication Services — 0.2%
174,000 T-Mobile USA, Inc.,
3.75%, 04/15/27 ........... 171,939
Utilities — 3.0%
900,000 DTE Energy Co.,
4.95%, 07/01/27 ........... 908,134
1,000,000 Duke Energy Progress LLC,
4.35%, 03/06/27 ........... 1,001,136
117,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 119,210
87,000 NextEra Energy Capital Holdings,
Inc.,
4.95%, 01/29/26 ........... 87,132

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
3
July 31, 2025
(Unaudited)
Principal
Amount Value
Utilities (continued)
$ 500,000 NextEra Energy Capital Holdings,
Inc.,
4.69%, 09/01/27 ........... $ 502,454
217,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 225,806
97,000 Southern Co. (The),
4.85%, 06/15/28 ........... 98,231
2,942,103
Total Corporate Bonds
(Cost $33,329,301)
33,531,121
ASSET-BACKED SECURITIES — 7.7%
BERMUDA — 0.2%
Collateralized Loan Obligations — 0.2%
250,000 Rad CLO 25 Ltd., Series 2024-25A,
Class A1,
(3 mo. Term SOFR + 1.460%),
5.79%, 07/20/37(a)(b) ....... 251,001
CAYMAN ISLANDS — 0.4%
Collateralized Loan Obligations — 0.4%
400,000 Palmer Square CLO Ltd., Series 2024-
3A, Class A,
(3 mo. Term SOFR + 1.350%),
5.68%, 07/20/37(a)(b) ....... 400,974
JERSEY CHANNEL ISLANDS — 0.3%
Collateralized Loan Obligations — 0.3%
250,000 Golub Capital Partners CLO Ltd.,
Series 2024-74A, Class A,
(3 mo. Term SOFR + 1.500%),
5.82%, 07/25/37(a)(b) ....... 251,114
UNITED STATES — 6.8%
Other Asset-Backed Securities — 6.8%
500,000 BMW Vehicle Owner Trust, Series
2025-A, Class A4,
4.66%, 12/27/32 ........... 505,298
51,683 BofA Auto Trust, Series 2024-1A,
Class A2,
5.57%, 12/15/26(b) ......... 51,727
500,000 Carmax Auto Owner Trust, Series
2025-1, Class A3,
4.84%, 01/15/30 ........... 505,377
100,319 CarMax Auto Owner Trust, Series
2023-1, Class A3,
4.75%, 10/15/27 ........... 100,406
500,000 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4.60%, 10/15/29 ........... 502,294
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 87,687 CNH Equipment Trust, Series 2024-
B, Class A2A,
5.42%, 10/15/27 ........... $ 87,861
160,985 Enterprise Fleet Financing LLC, Series
2024-2, Class A2,
5.74%, 12/20/26(b) ......... 161,624
500,000 Honda Auto Receivables Owner Trust,
Series 2025-1, Class A3,
4.57%, 09/21/29 ........... 503,202
77,923 Hyundai Auto Receivables Trust, Series
2022-C, Class A3,
5.39%, 06/15/27 ........... 78,150
500,000 Hyundai Auto Receivables Trust, Series
2023-C, Class A3,
5.54%, 10/16/28 ........... 504,510
300,000 John Deere Owner Trust, Series 2024-
B, Class A3,
5.20%, 03/15/29 ........... 303,693
750,000 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5.28%, 01/18/28(b) ......... 754,686
179,748 Kubota Credit Owner Trust, Series
2024-2A, Class A2,
5.45%, 04/15/27(b) ......... 180,428
332,099 M&T Equipment Notes, Series 2024-
1A, Class A2,
4.99%, 08/18/31(b) ......... 332,548
250,000 PFS Financing Corp., Series 2022-D,
Class A,
4.27%, 08/15/27(b) ......... 249,939
200,000 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5.33%, 11/20/29(b) ......... 201,955
500,000 T-Mobile US Trust, Series 2025-1A,
Class A,
4.74%, 11/20/29(b) ......... 502,913
500,000 Verizon Master Trust, Series 2025-1,
Class A,
4.71%, 01/21/31 ........... 505,540
500,000 Wheels Fleet Lease Funding 1 LLC,
Series 2025-1A, Class A1,
4.57%, 01/18/40(b) ......... 500,822
6,532,973
Total Asset-Backed Securities
(Cost $7,397,489)
7,436,062

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
4
July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 56.2%
U.S. Treasury Bills — 1.0%
$ 1,000,000 4.12%, 10/30/25(c) ............. $ 989,401
U.S. Treasury Notes — 55.2%
381,000 5.00%, 08/31/25 ............... 381,141
1,197,000 4.50%, 11/15/25 ............... 1,197,262
2,830,000 4.25%, 01/31/26 ............... 2,828,298
2,769,000 3.63%, 05/15/26 ............... 2,756,572
3,569,000 4.38%, 08/15/26 ............... 3,576,779
3,201,000 4.63%, 11/15/26 ............... 3,221,631
2,883,000 4.00%, 01/15/27 ............... 2,880,748
2,800,000 4.13%, 02/28/27 ............... 2,804,266
3,947,000 4.50%, 05/15/27 ............... 3,981,536
2,309,000 4.38%, 07/15/27 ............... 2,327,039
2,345,000 4.13%, 09/30/27 ............... 2,354,985
2,388,000 3.88%, 11/30/27 ............... 2,385,854
2,800,000 4.25%, 01/15/28 ............... 2,821,656
2,463,000 4.00%, 02/29/28 ............... 2,469,254
1,900,000 3.75%, 04/15/28 ............... 1,892,875
2,508,000 4.00%, 06/30/28 ............... 2,516,131
2,748,000 4.38%, 08/31/28 ............... 2,786,107
2,687,000 4.00%, 01/31/29 ............... 2,694,977
2,586,000 4.00%, 07/31/29 ............... 2,593,475
2,210,000 4.13%, 11/30/29 ............... 2,226,748
2,500,000 4.25%, 01/31/30 ............... 2,531,445
53,228,779
Total U.S. Government Securities
(Cost $54,009,093)
54,218,180
Shares
INVESTMENT COMPANY — 1.1%
1,055,691 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
4.19%(d) ................. 1,055,691
Total Investment Company
(Cost $1,055,691)
1,055,691
TOTAL INVESTMENTS — 99.8%
(Cost $95,791,574)
$ 96,241,054
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.2%
157,223
NET ASSETS — 100.0%
$ 96,398,277
(a) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of July 31,
2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon security. The rate represents the yield at time of purchase.
(d) The rate shown represents the current yield as of July 31, 2025.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate